Fair Value Measurements (Details) - Schedule of fair value measurements inputs as their measurement - $ / shares		3 Months Ended	5 Months Ended	6 Months Ended
	Oct. 09, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Schedule of fair value measurements inputs as their measurement [Abstract]
Exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Stock Price		$ 9.92		$ 9.94
Option term (in years)	6 years 8 months 1 day	5 years 4 months 2 days	6 years 5 months 8 days	5 years 1 month 2 days
Volatility	19.80%	29.10%	21.00%	26.00%
Risk-free interest rate	0.52%	1.00%	0.57%	0.88%